LEASE LIABILITIES (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
LEASE LIABILITIES
Lease obligations, beginning		$ 3,328,645
Additions	$ 0	2,227,188
Interest expense	473,136	532,773
Lease payments	(1,023,517)	(985,192)
Extinguishment of the lease liability	(1,598,497)	(213,329)
Foreign exchange translation	59,392	23,894
Lease obligations, end	2,824,493	4,913,979
Current	419,529	601,732
Long-term	2,404,964	4,312,247
Totals	$ 4,913,979	$ 2,824,493